CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Issued capital [member] CNY (¥)	Cumulative translation reserve [member] CNY (¥)		Statutory and non-distributable reserves [member] CNY (¥)		Other reserves [member] CNY (¥)		Retained earnings [member] CNY (¥)		Proposed final dividend [member] CNY (¥)		Total [member] CNY (¥)	Non-controlling interests [member] CNY (¥)
Balance at beginning of year at Dec. 31, 2017	¥ 382,571		¥ 43,081	¥ (12,638)		¥ 70,000		¥ 6,738		¥ 264,560		¥ 10,830		¥ 382,571	¥ 0
Impact of adopting IFRS 15/HKFRS 15 | Impact of adopting IFRS 15/HKFRS 15 [member]	(1,218)		0	0		0		0		(1,218)		0		(1,218)	0
Balance at end of year at Jan. 01, 2018	381,353		43,081	(12,638)		70,000		6,738		263,342		10,830		381,353	0
Balance at beginning of year at Dec. 31, 2017	382,571		43,081	(12,638)		70,000		6,738		264,560		10,830		382,571	0
Profit for the year	52,675		0	0		0		0		52,675		0		52,675	0
Other comprehensive income/(expense), net of tax	9,012		0	8,638		0		374		0		0		9,012	0
Total comprehensive (expense)/income	61,687		0	8,638		0		374		52,675		0		61,687	0
Final dividend	(11,293)		0	0		0		0		(463)		(10,830)		(11,293)	0
Interim dividend	(11,785)		0	0		0		0		(11,785)		0		(11,785)	0
Proposed final dividend	0		0	0		0		0		(15,221)		15,221		0	0
Disposal of investments in equity instruments at FVTOCI	(14)		0	0		0		0		(14)		0		(14)	0
Others	(38)		0	0		0		19		(67)		0		(48)	10
Balance at end of year at Dec. 31, 2018	419,910		43,081	(4,000)	[1]	70,000	[1]	7,131	[1]	288,467	[1]	15,221	[1]	419,900	10
Profit for the year	61,045		0	0		0		0		61,045		0		61,045	0
Other comprehensive income/(expense), net of tax	1,573		0	2,848		0		(1,275)		0		0		1,573	0
Total comprehensive (expense)/income	62,618		0	2,848		0		(1,275)		61,045		0		62,618	0
Final dividend	(15,710)		0	0		0		0		(489)		(15,221)		(15,710)	0
Interim dividend	(13,290)		0	0		0		0		(13,290)		0		(13,290)	0
Proposed final dividend	0		0	0		0		0		(18,055)		18,055		0	0
Acquisition of a subsidiary under common control	(5,302)		0	0		0		(5,331)		0		0		(5,331)	29
Balance at end of year at Dec. 31, 2019	448,226		43,081	(1,152)	[1]	70,000	[1]	525	[1]	317,678	[1]	18,055	[1]	448,187	39
Reserves	405,106
Profit for the year	24,956		0	0		0		0		24,956		0		24,956	0
Other comprehensive income/(expense), net of tax	(13,236)	$ (2,028)	0	(11,983)		0		(1,253)		0		0		(13,236)	0
Total comprehensive (expense)/income	11,720		0	(11,983)		0		(1,253)		24,956		0		11,720	0
Final dividend	(18,352)		0	0		0		0		(297)		(18,055)		(18,352)	0
Interim dividend	(7,847)		0	0		0		0		(7,847)		0		(7,847)	0
Proposed final dividend	0		0	0		0		0		(9,314)		9,314		0	0
Others	183		0	0		0		0		0		0		0	183
Balance at end of year at Dec. 31, 2020	433,930	66,502	¥ 43,081	¥ (13,135)	[1]	¥ 70,000	[1]	¥ (728)	[1]	¥ 325,176	[1]	¥ 9,314	[1]	¥ 433,708	¥ 222
Reserves	¥ 390,627	$ 59,866

[1]	These reserve accounts constitute the consolidated reserves of approximately RMB390,627 million (2019: RMB405,106 million) in the consolidated statement of financial position.